Francine J. Rosenberger D 202-778-9187 F 202-778-9100 francine.rosenberger@klgates.com

February 19, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Tax Exempt Funds
File Nos. 002-98409 and 811-04325
Post-Effective Amendment No. 34

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Tax-Exempt Funds (the “Registrant”) is Post-Effective Amendment No. 34 to the currently effective Registration Statement on Form N-1A (the “Amendment”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purposes of this filing are to: (1) reflect the amendments made to the Form N-1A by the U.S. Securities and Exchange Commission; (2) incorporate changes to the Registrant’s prospectus to reflect the elimination of the policy of investing in insured securities, including deletion of the word “insured” from the name of each Fund; and (3) make other non-material changes to the Registrant’s prospectus and statement of additional information.

The Registrant will file by subsequent amendment its financial statements for the fiscal year ended December 31, 2009.  Pursuant to Rule 472(a) under the 1933 Act, the Amendment has been marked to reflect the changes effected by the Amendment.

The Registrant elects that this filing will become effective on April 30, 2010 pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning this filing, please do not hesitate to contact me at the above-referenced number.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

U.S. Securities and Exchange Commission
February 19, 2010

Attachments
cc:	Larry R. Lavoie
Russell Shepherd
First Investors Management Company, Inc.